Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event

19. SUBSEQUENT EVENTS

On January 22, 2013, the Company announced a share repurchase program under which the Company, or one of its affiliates, may repurchase up to US$40 million of its American Depositary Shares (“ADS”). Repurchases under the program may be conducted at any time during the period commencing January 22, 2013 and extending through January 21, 2014. The program does not obligate the Company to acquire any particular amount of ADS and the program may be modified or suspended at any time at the Company’s discretion. The repurchases will be made in the open market, in privately negotiated transactions, or in structured share purchase programs and will be funded from available working capital.

Separately, the board of directors of the Company has declared its first two quarterly dividends each in the amount of US$0.15 per ADS. The first quarterly dividend was declared on January 22, 2013 and was paid on March 4, 2013 to all shareholders of record as of February 21, 2013. The second quarterly dividend was announced on April 23, 2013 and will be paid on May 14, 2013 to all shareholders of record on May 6, 2013.